SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

Preparation of financial statements in conformity with U.S. GAAP requires the Company's management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Examples of estimates include: determining the nature and timing of satisfaction of performance obligations; determining the standalone selling price of performance obligations; the fair value of and/or potential impairment of goodwill and intangible assets; the benefit period for deferred commissions costs; performance stock-based compensation target achievement probability and fair values of stock-based awards. Actual results and outcomes may differ from management’s estimates and assumptions. Certain amounts in notes of prior year financial statements have been updated to conform to the current year's presentation. The change had no effect on previously reported statements of income, balance sheets or cash flows.

Financial statements in U.S. dollars ("dollars")
b.	Financial statements in U.S. dollars ("dollars"):

A majority of the revenues of the Company and its subsidiaries is generated in dollars. In addition, a substantial portion of the Company's and certain subsidiaries' costs are denominated in dollars. Accordingly, the Company's management has determined that the dollar is the currency in the primary economic environment in which those companies operate. Thus, the functional and reporting currency of those companies is the dollar.

Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters," while all transaction gains and losses from the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The financial statements of certain subsidiaries, whose functional currency is determined to be their local currency, have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the applicable year. The resulting translation adjustments are reported as an accumulated other comprehensive loss component of shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less, when purchased.
Short-term bank deposits
e.	Short-term bank deposits:

Bank deposits with maturities of more than three months at acquisition but less than one year are included in short-term bank deposits. Such deposits are stated at cost, including accrued interest.

Property and equipment, net
f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

Percentage

Computers and peripheral equipment	20 – 33 (mainly 33)
Office furniture and equipment	10 – 20 (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Goodwill and other intangible assets
g.         Goodwill and other intangible assets:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Under ASC No. 350, "Intangibles – Goodwill and other" ("ASC No.  350"), goodwill is not amortized but rather is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. In accordance with ASC No. 350, the Company performs an annual impairment test on October 31 of each year.

The Company operates in one operating segment and this segment comprises the only reporting unit. The Company tests goodwill using the two-step process in accordance with ASC No. 350. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount.

If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the years ended December 31, 2018, 2017 and 2016, no impairment of goodwill has been identified.

The intangible assets of the Company are not considered to have an indefinite useful life and are amortized over their estimated useful lives. Intangible assets consist of core technology, customer relationships and non-competition agreement.

Impairment of long-lived assets and intangible assets subject to amortization
h.         Impairment of long-lived assets and intangible assets subject to amortization:

According to ASC No. 360, "Property, Plant and Equipment,” the carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

In 2016, as a result of reduced sales trends of products based on the technology of Appfluent, a U.S.-based corporation acquired by the Company in March 2015, the Company identified impairment indicators and performed an impairment test on the acquisition-related amortizable intangible for this acquisition. As a result, during the year ended December 31, 2016, the Company recorded impairment charges of $3,919 and $203, on core technology and customer relationships, respectively. The fair value of these assets was determined in accordance with a forecasted discounted cash flows model, using a discount rate reflecting the risk inherent in the projected cash flows. During the years ended December 31, 2018 and 2017, no impairment of long-lived assets and intangible assets was identified.

Business combinations
i.          Business combinations:

The Company accounted for business combinations in accordance with ASC No. 805, "Business Combinations" ("ASC No. 805"). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in consolidated statements of operations. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in consolidated statements of operations.

Acquisition-related costs are expensed to the statement of operations in the period incurred.

Research and development costs
j.          Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Income taxes
k.          Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC No. 740 contains a two-step approach to recognize and measure a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest related to unrecognized tax benefits in its taxes on income (income tax benefit).

Revenue recognition
l.          Revenue recognition:

The Company generates revenues primarily from license fees for the right to use its software products and from maintenance and support, consulting and training services. The Company licenses its products primarily through its direct sales force and indirectly through original equipment manufacturers ("OEMs"), distributors, resellers and value-added resellers ("VARs"). Software license revenue includes fees from the grant of perpetual and term-based licenses.

The Company accounts for revenue in accordance with ASU No. 2014-09, “Revenue from Contracts with Customers” ("ASC 606"), and determines revenue recognition through the following steps:

• identification of the contract with a customer;

• identification of the performance obligations in the contract;

• determination of the transaction price;

• allocation of the transaction price to the performance obligations in the contract; and

• recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company recognizes revenue related to contracts with customers that meet the following criteria:

• the contract contains reasonable evidence of approval and both parties' commitment to perform their respective obligations;

• the contract includes identifiable rights to goods and services to be transferred and payment terms related to the transfer of those goods and services;

• the contract has commercial substance; and

• collection of substantially all of the consideration to which the Company is entitled under the contract is probable.

The Company’s contracts with customers generally contain multiple performance obligations, which may include software licenses, related maintenance and support services, and consulting and training services, all of which are generally capable of being distinct and accounted for as separate performance obligations. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Standalone selling prices of software licenses are typically estimated using the residual approach since the software products are not sold on a standalone basis. The Company generally recognizes revenue from software licenses when the software is delivered to the customer.
Maintenance and support agreements typically provide customers with rights to unspecified software product updates, if and when available. The Company considers this post contract support as a distinct performance obligation that is satisfied over time, and as such, recognizes revenue on a straight-line basis over the maintenance and support period.
Revenue from consulting and training services is generally distinct and, as such, is recognized as these services are performed.

Contract acquisition costs

The Company capitalizes incremental costs incurred in obtaining contracts with customers if the amortization period is greater than one year. These costs consist primarily of sales commissions expenses. For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these contract costs as incurred. The capitalized costs are amortized proportionately with related revenues over the benefit period. Amortization expense is primarily included in sales and marketing expense in the consolidated statements of income.

Trade accounts receivable and contract balances

The Company classifies its right to consideration in exchange for deliverables as either a receivable or a contract asset. Receivables are recorded when the right to consideration becomes unconditional (i.e., only the passage of time is required before payment is due). For example, in some of the multi-year on-premises licenses agreements, the licenses are paid annually. The Company recognizes a receivable related to license revenue as it has an unconditional right to invoice and receive payment in the future related to those licenses. Contract assets are recorded when amounts related to the Company’s contractual right to consideration for completed performance is conditional upon factors other than the passage of time. As of December 31, 2018, the trade receivable, net in the Company’s consolidated balance sheets consists of receivable balance only.

Amounts collected in advance of services being provided are accounted for as contract liabilities, which are presented as deferred revenue in the consolidated balance sheets and are realized with the associated revenue recognized under the applicable contract. The Company's contract liabilities balance is primarily related to maintenance and support services.

During the year ended December 31, 2018, the Company recognized $10,292 that was included in the deferred revenues balance at January 1, 2018.

Remaining performance obligations

The aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of December 31, 2018 is $7,053. This amount primarily consists of maintenance and services for contracts that have original expected durations of more than 12 months. The Company expects to recognize such amount as follows:

	2019	2020	2021	2022	2023	Total
Maintenance and services	$3,591	$2,012	$909	$358	$183	$7,053

The Company has elected not to disclose transaction price allocated to remaining performance obligations for contracts with an original duration of one year or less.

Cost of Revenues
m.	Cost of Revenues:

Cost of software licenses is comprised of amortization of core technology acquired. Cost of maintenance and services is comprised mainly of post-sale customer support personnel and professional services consulting personnel.

Concentrations of credit risk
n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits, foreign exchange contracts and trade receivables.

Cash and cash equivalents and short-term bank deposits are invested in major banks, mainly in Israel and the United States. Deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions, such as Israel. Generally, these deposits may be redeemed upon demand and, therefore, bear low risk. The short-term bank deposits are denominated in U.S dollars.

The Company's trade receivables are mainly derived from sales to customers located primarily in the United States, Europe and the Far East. The Company performs ongoing credit evaluations of its customers and, through December 31, 2018, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. There were no material bad debt expenses or write-offs recorded for the years ended December 31, 2018, 2017 and 2016.

Accounting for share-based compensation
o.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation" ("ASC No. 718"). Pursuant to ASC No. 718, share-based compensation cost is measured at the grant date, based on the fair value of the award. The Company accounts for forfeitures as they occur.

The fair value of each restricted share unit (“RSU”) is the market value as determined by the closing price of the ordinary shares of the Company prior to the day of grant. Compensation cost for RSUs is recognized using the straight-line method. Some of the RSUs granted are subject to certain performance criteria (“PSUs”): accordingly, compensation expense for PSUs is recognized when it becomes probable that the related performance condition has been satisfied, using the accelerated vesting method.

The Company uses the Black-Scholes option pricing model as the fair value method for its share options awards. This option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility is calculated based upon actual historical share price volatility. The expected term of options granted is derived from the historical option exercises, post-vesting cancellations, and estimates concerning future exercises and cancellations for vested and unvested options that remain outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with a term equivalent to the expected life of the options. Historically, the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model. Compensation cost for options is recognized using the straight-line method.

The fair value for options granted in 2018, 2017 and 2016 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2018	2017	2016

Dividend yield	0%	0%	0%
Expected volatility	52%	53%	53%
Risk-free interest	2.70%	2.27%	1.82%
Expected life (in years)	5.3	5.9	5.3

In the third calendar quarter of 2018, the Company adopted ASU No. 2018-07, "Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting", which was issued to simplify several aspects of the accounting for non-employee share-based payment transactions resulting from expanding the scope of the standard to include share-based payment transactions for acquiring goods and services from non-employees. The standard did not have a material impact on the Company’s consolidated financial statements.

Derivatives and hedging
p.         Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging" ("ASC 815"). ASC 815 requires the Company to present all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The change in fair value of derivatives not designated as effective hedging instruments is recognized in earnings.

The Company entered into forward and option contracts primarily in order to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses, lease, and other operating expenses denominated in New Israeli Shekels ("NIS"). Generally, most of the Company’s hedging contracts are designated and qualify as effective cash flow hedges, as defined by ASC 815 (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk). As of December 31, 2018, the fair value of the Company's outstanding hedging contracts that were designated as hedging instruments was recorded as a liability of $239, included in the consolidated balance sheet within "Accrued expenses and other current liabilities". As of December 31, 2017, the fair value of the Company's outstanding hedging contracts that were designated as hedging instruments was recorded as an asset of $27, included in the consolidated balance sheet within "Other accounts receivable and prepaid expenses". The Company measured the fair value of these hedging contracts in accordance with Accounting Standards Codification ("ASC") 820, and they were classified as Level 2. Net income (loss) from hedging transactions recognized in financial income or expenses, net during 2018, 2017 and 2016 was ($53), ($1) and $3, respectively.

As of December 31, 2018 and 2017, the notional principal amount of the hedging contracts held by the Company was $11,051 and $3,327, respectively. These contracts were for a period of up to twelve months.

As of  December 31, 2018 and 2017, the fair value of the Company's outstanding derivatives designated as effective cash flow hedging instruments was recorded as an asset (liability) included in the consolidated balance sheet within "Accrued expenses and other current liabilities" or “Other accounts receivable and prepaid expenses" was ($221) and $23, respectively.

As of December 31, 2018 and 2017, the fair value of the Company's outstanding hedging contracts that were not designated as effective hedging instruments was recorded as an asset (liability) included in the consolidated balance sheet within "Accrued expenses and other current liabilities" or "Other accounts receivable and prepaid expenses" was ($18) and $4, respectively.

Basic and diluted net income or loss per share
q.	Basic and diluted net income or loss per share:

Basic and diluted net income or loss per ordinary share are presented in conformity with ASC No. 260 "Earnings Per Share", for all years presented. Basic net income or loss per ordinary share is computed by dividing the net income or loss for each reporting period by the weighted average number of ordinary shares outstanding during the period. Diluted net income or loss per ordinary share is computed by dividing the aggregation of the net income or loss for each reporting period plus additional expense or income that would have been outstanding if potentially dilutive securities had been exercised during the period,  by the weighted average number of ordinary shares outstanding during the period plus any additional ordinary shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

The total number of shares related to the outstanding share options, RSUs and PSUs excluded from the calculation of diluted net income or loss per share due to their anti-dilutive effect was 1,451,002, 2,422,233 and 2,338,298 for the years ended December 31, 2018, 2017 and 2016, respectively.

Severance pay
r.	Severance pay:

The Company's liability for severance pay for all employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the employees' most recent monthly salary multiplied by the number of years of employment, as of the balance sheet date. Upon termination by the Company, or other circumstances that are considered as a termination under the Severance Pay Law, Israeli employees are generally entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is fully provided by monthly deposits to pension policies and by an accrual.

The deposited funds bear profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of these policies is recorded as an asset in the Company's balance sheets. The Company's obligations to employees in Israel, who joined the Company after December 1, 2009, are in accordance with Section 14 of the Israeli Severance Pay Law, 1963, whereby the Company's contributions for severance pay fully cover its severance liability. Such deposits and related severance obligation are not stated on the balance sheet.

Severance pay expense for the years ended December 31, 2018, 2017 and 2016 amounted to $951, $909 and $645, respectively.

Fair value of financial instruments
s.	Fair value of financial instruments:

The Financial Accounting Standards Board (“FASB") issued ASC 820, which defines fair value and establishes a framework for measuring fair value. According to ASC 820, fair value is an exit price, representing the amount that would be received for selling an asset or paid for the transfer of a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Inputs that are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be derived from observable market data. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs, including interest rate curves, foreign exchange rates and credit ratings.

Level 3 -	Unobservable inputs that are supported by little or no market activities.

The Company measures foreign currency derivative contracts at fair value. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. There have been no transfers between fair value measurements levels during the years ended December 31, 2018, 2017 and 2016.

The carrying amounts of cash and cash equivalents, short-term deposits, trade receivables, trade payables, employees and payroll accruals, accrued expenses and other current liabilities approximate their fair values due to the short-term maturity of these instruments.

Comprehensive income
t.          Comprehensive income:

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income."  This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements.  Comprehensive income (loss) generally represents all changes in Shareholders' equity during the period except those resulting from investments by, or distributions to, Shareholders.

Impact of recently issued accounting standard not yet adopted
u.          Impact of recently issued accounting standards not yet adopted:

1.
In February 2016, the FASB issued ASU No. 2016-02 (Topic 842), "Leases", as amended, whereby lessees are generally required to recognize, for all leases at the commencement date, a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. In addition, disclosures are required to enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The Company elected to adopt the new standard effective January 1, 2019, on a modified retrospective basis and will not restate comparative periods. The Company elected the available practical expedients on adoption. The Company currently estimates approximately $7,591 would be recognized as lease assets and liabilities on its consolidated balance sheet, with no material impact on its consolidated statements of operations.

2.
In January 2017, the FASB issued ASU No. 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04”), which eliminates step two from the goodwill impairment test. Under ASU 2017-04, an entity should recognize an impairment charge for the amount by which the carrying amount of a reporting unit exceeds its fair value up to the amount of goodwill allocated to that reporting unit. This standard will be effective for the Company in the first calendar quarter of 2020 on a prospective basis, and early adoption is permitted. The Company does not expect the standard to have a material impact on its consolidated financial statements.

3.
In August 2017, the FASB issued ASU No. 2017-12, "Derivatives and Hedging (Topic 815): Targeted improvement to accounting for hedging activities". This guidance expands strategies that qualify for hedge accounting, changes how many hedging relationships are presented in the financial statements and simplifies the application of hedge accounting in certain situations. The standard became effective for the Company beginning January 1, 2019. Adoption of the standard will be applied using a modified retrospective approach through a cumulative-effect adjustment to accumulated deficit as of the effective date. The Company is currently evaluating the impact of this standard on its consolidated financial statements.